Acquisitions - Schedule of Business Acquisitions Contingent Consideration (Detail) - Tantan Limited [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	¥ 3,930,246
Fair value of ordinary shares issued	784,215
Total consideration	¥ 4,714,461